Exhibit 99.6

Client Name:
Client Project Name:	HOMES 2025-AFC3
Start - End Dates:	1/23/2025 - 7/9/2025
Deal Loan Count:	269

Conditions Report 2.0

Loans in Report	269
Loans with Conditions:	57

0 - Total Active Conditions

67 - Total Satisfied Conditions

53 - Credit Review Scope
12 - Category: Application
5 - Category: Assets
1 - Category: Income/Employment
1 - Category: Insurance
2 - Category: Legal Documents
30 - Category: Terms/Guidelines
2 - Category: Title
5 - Property Valuations Review Scope
3 - Category: Appraisal
2 - Category: Property
9 - Compliance Review Scope
3 - Category: Documentation
1 - Category: Right of Rescission
2 - Category: State Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

2 - Credit Review Scope
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines

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